Debt - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Revolving lines of credit	$ 11,229	$ 4,640	$ 375
Loans	173,610	107,692	78,318
Capital Lease	26,047	26,082	15,505
Obligations under borrowing arrangements	210,886	138,414	94,198
Less: Current portion of long-term debt and other current borrowings	69,961	16,921	54,925
Long-term debt	$ 140,925	$ 121,493	$ 39,273